Financial Risk Management - Average Exchange Rates Applied during Reporting Periods (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,180.46	1,165.46	1,100.21
Reporting date spot rate	1,088.00	1,157.80
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	11.05	10.70	9.96
Reporting date spot rate	10.54	10.63
CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	170.90	168.56	166.41
Reporting date spot rate	166.96	165.74
TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	40.07	37.74	36.51
Reporting date spot rate	38.67	38.48
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,345.71	1,304.52	1,298.53
Reporting date spot rate	1,338.24	1,297.43
PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	302.95	303.62	304.87
Reporting date spot rate	292.02	304.87
VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	0.0508	0.0502	0.0478
Reporting date spot rate	0.0471	0.0500
GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,513.48	1,487.46	1,100.30
Reporting date spot rate	1,482.40	1,420.32